Parent-Only Financial Statements (Parent Company Statement of Operations) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Income (loss) before income taxes and equity in undistributed net income of subsidiary bank	$ 67	$ 410	$ (406)	$ (285)	$ 84	$ 235	$ 262	$ 161	$ (214)	$ 742
Income tax (benefit) expense	885	137	(136)	(886)
Net income (loss)	(818)	273	(270)	601	84	235	262	161	(214)	742
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Operating income
Dividend income									500
Operating expense									(205)	(199)
Income (loss) before income taxes and equity in undistributed net income of subsidiary bank									295	(199)
Income tax (benefit) expense
Income (loss) before equity in undistributed loss of subsidiary bank									295	(199)
Equity in undistributed net income (loss) of subsidiary bank									(509)	941
Net income (loss)									$ (214)	$ 742